Goodwill and impairment of goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and impairment of goodwill
Goodwill and impairment of goodwill

13. Goodwill

(Euro, in thousands)
On January 1, 2024	€69,557
Exchange differences on goodwill	453
On December 31, 2024	€70,010
Impairment of goodwill	(69,404)
Exchange differences on goodwill	(606)
On December 31, 2025	€—

The goodwill resulting from both the acquisition of CellPoint (€62.4 million) and AboundBio (€7.6 million) at December 31, 2024, was allocated to the same cash-generating unit (CGU), “CAR-T/cell therapy”. The intangible assets acquired as a result of both business combinations were also allocated to this cash-generating unit, together with some other (in)tangible assets related to the “CAR-T/Cell therapy” cash-generating unit. The valuation method of the recoverable amount of this cash-generating unit is based on the fair value less costs of disposal.

As a consequence of the announced wind-down of our cell therapy activities, we fully impaired the associated goodwill. We refer to note 2 for more information about the wind-down of the cell therapy activities and to note 8 for more information about the total impairment loss of the cell therapy activities, included as a separate line item in the consolidated income statement.